Consolidated Statements of Income and Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Net sales	$ 3,665,308	[1]	$ 2,843,877	[1]	$ 2,620,111
Cost of sales	(2,797,853)		(2,209,142)		(2,076,816)
Gross profit	867,455	[1]	634,735	[1]	543,295
Selling, general, and administrative expenses	(326,602)		(280,843)		(258,551)
Alternative energy tax credits	0		95,500		0
Other expense, net	(58,978)		(11,789)		(10,723)
Income from operations	481,875	[1],[2]	437,603	[1]	274,021
Interest expense, net	(58,275)	[2],[3]	(62,900)	[4]	(29,245)
Income before taxes	423,600	[2]	374,703		244,776
(Provision) benefit for income taxes	17,729		(214,463)		(85,971)
Net income	441,329	[1]	160,240	[1]	158,805
Weighted average common shares outstanding
Basic	96,579		96,384		99,281
Diluted	97,547		97,497		100,376
Net income per common share
Basic	$ 4.57	[1]	$ 1.66	[1]	$ 1.60
Diluted	$ 4.52	[1]	$ 1.64	[1]	$ 1.58
Dividends declared per common share	$ 1.51		$ 1.00		$ 0.80
Other comprehensive income (loss), net of tax:
Net income	441,329	[1]	160,240	[1]	158,805
Foreign currency translation adjustment	(136)		0		0
Fair value adjustments to cash flow hedges, net of tax of $0.0 million, $6.5 million, and $15.3 million for 2013, 2012, and 2011, respectively	0		(10,183)		(24,134)
Reclassification adjustment to cash flow hedges included in net income, net of tax of $2.2 million, $1.2 million, and $0.7 million for 2013, 2012, and 2011, respectively	3,481		1,842		(1,125)
Amortization of pension and postretirement plans actuarial loss and prior service cost, net of tax of $8.5 million, $4.3 million, and $2.4 million for 2013, 2012, and 2011, respectively	13,409		6,689		3,806
Changes in unfunded employee benefit obligations, net of tax of $20.4 million, $9.3 million, and $20.3 million for 2013, 2012, and 2011, respectively	32,264		(14,612)		(31,944)
Other comprehensive income (loss)	49,018		(16,264)		(53,397)
Comprehensive income	$ 490,347		$ 143,976		$ 105,408

[1]	Amounts have been adjusted for the change in inventory accounting method from LIFO to average cost.
[2]	On October 25, 2013, we acquired Boise. The 2013 results include Boise for the period of October 25 through December 31, 2013.
[3]	Includes $10.5 million of expenses for financing the acquisition and $1.1 million of expense for the write-off of deferred financing costs.
[4]	Includes $24.8 million of debt refinancing charges, including the $21.3 million redemption premium, the $3.4 million charge to settle the treasury lock prior to its maturity, and $0.1 million of other items.